Lease Arrangements - Summary of Changes to Right-of Use Assets (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Lessee Lease Description [Line Items]
Ending balance	$ 1,971
Cost
Lessee Lease Description [Line Items]
Additions	2,364
Exchange differences	26
Ending balance	2,390
Accumulated Depreciation
Lessee Lease Description [Line Items]
Depreciation in 2021	415
Exchange differences	4
Ending balance	$ 419